Compensation of key management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Salaries and short-term employee benefits	$ 8,891	$ 8,952
Share-based payments	11,946	9,268
Key management personnel compensation	$ 20,837	$ 18,220